Liability for Pension and Other Retirement Benefits (Details 8) (Pension Plans, Defined Benefit [Member], JPY ¥) In Millions	Mar. 31, 2011
Pension Plans, Defined Benefit [Member]
Estimated future benefit payments
2012	¥ 13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥ 41,663